INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS, NET

Intangible assets, net, consists of the following:

	As of December 31,
	2024	2025
Indefinite useful lives:
League tournaments rights*	$76,263,589	$86,366,829
Brand name of Ninjas in Pyjamas	22,642,669	27,172,086
Brand name of Wuhan ESVF	14,220,542	14,843,203
Brand name of Young Will	643,897	-
Subtotal	113,770,697	128,382,118
Less: Impairment loss provision for Brand name of Ninjas in Pyjamas	-	23,149,403
Less: Impairment loss provision for League tournaments rights of Ninjas in Pyjamas	-	41,256,899
Indefinite useful lives, net	113,770,697	63,975,816

Definite useful lives
Agency Contract Rights	18,928,983	18,103,617
Talent acquisition costs	3,102,781	1,606,704
Game copyright	969,336	1,011,779
Brand name of Hongli Culture	794,597	829,389
Software	282,954	295,344
Customer relationship	3,753,785	-
Subtotal	27,832,436	21,846,833
Less: accumulated amortization	13,621,612	17,243,739
Definite useful lives, net	14,210,824	4,603,094

Intangible Assets, net	$127,981,521	$68,578,910

*	League tournaments rights derived from business acquisition were $65,879,725 and $75,528,298 as of December 31, 2024 and 2025, respectively.

SCHEDULE OF AMORTIZATION AMOUNT OF INTANGIBLE ASSET

The following is a schedule, by fiscal years, of amortization amount of intangible asset as of December 31, 2025:

2026	$2,896,456
2027	855,318
2028	365,835
2029	155,654
2030	64,757
Thereafter	265,074
Total	$4,603,094